Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding stock options were excluded (in Shares)		2,400,000	2,400,000	2,400,000
Accumulated deficit	$ (23,000,594)		$ (20,737,165)	$ (14,247,760)
Net loss	(2,263,429)	$ (1,337,227)	(6,489,405)	$ (2,955,949)
Working capital	$ 21,500,281		$ 19,124,061
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives			3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives			7 years